Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 15. Leases

The Company has entered into various lease agreements. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as right-of-use asset and a lease liability. The Company classifies its right-of-use assets in a consistent manner to its property and equipment.

Rights-of-use assets and lease liabilities are presented in the consolidated statements of financial position as follows:

	As of December 31,
in €‘000	2025	2024
Right-of-use assets – Property and equipment
Buildings	61,084	46,369
Other facilities and equipment	571	500
Lease liabilities – Loans and borrowings
Current	11,010	9,968
Non-current	51,842	36,697

Generally, the office building lease contracts have fixed payments. Leases are either non-cancellable or may be cancelled by incurring a substantive termination fee. Further, the Company is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings the Company must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

Information about leases for which the Company is a lessee is presented below.

15.1 Right-of-use assets

Additional information on the significant right of use assets by class of assets and the movements during the period are as follows:

	Office buildings
in €‘000	2025	2024
Balance as of January 1,	46,369	51,394
Depreciation charge for the year	(9,505)	(8,828)
Additions	25,150	3,845
Derecognition due to lease termination	(79)	(233)
Foreign currency effects	(851)	191
Balance as of December 31,	61,084	46,369

15.2 Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in €‘000	2025	2024
Balance as of January 1,	46,665	49,951
Additions to lease liabilities	25,290	4,281
Accretion of interest	3,242	2,797
Interest paid	(3,242)	(2,797)
Payments	(7,555)	(7,830)
Rent concessions	(195)	(53)
Derecognition due to lease termination	(79)	(233)
Foreign currency effects	(1,274)	549
Balance as of December 31,	62,852	46,665
Current	11,010	9,968
Non-current	51,842	36,697

The maturity analysis of lease liabilities is disclosed in Note 25.

15.3 Amounts recognized in the consolidated statements of profit or loss

	Years Ended December 31,
in €‘000	2025	2024	2023
Interest on lease liabilities	3,242	2,797	1,149
Depreciation	9,784	9,038	7,181
Income from sub-leasing right-of-use assets	(175)	(112)	(14)
Expenses relating to short-term or low value leases[1]	347	844	941
Rent concessions	(195)	(53)	(30)
Total amount recognized in profit from continuing operations	13,003	12,514	9,227
[1]

The Company has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

15.4 Amounts recognized in the consolidated statements of cash flows

Total cash outflow for leases for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Years Ended December 31,
in €‘000	2025	2024	2023
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	339	831	938
-Interest paid on lease liabilities	3,242	2,797	1,149
Financing activities – Principal payment on lease liabilities	7,555	7,830	7,983
Total cash outflow for leases	11,136	11,458	10,070

15.5 Extension options

Some leases over office buildings contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. Most of the extension options held are exercisable only by the Company. The Company assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.